UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5567
                                                     ---------------------

                     COLONIAL INTERMEDIATE HIGH INCOME FUND
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Jean S. Loewenberg, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3750
                                                           -------------------

                  Date of fiscal year end: October 31, 2003
                                           ------------------

                  Date of reporting period: April 30, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


COLONIAL INTERMEDIATE HIGH INCOME FUND       Semiannual Report

April 30, 2003

graphic: Pages from The Wall Street Journal, calculator.

artwork: President's Message

DEAR SHAREHOLDER:
The US bond market continued to reward investors with solid returns. Bonds reported gains across all sectors as interest rates declined. However, leadership rotated from higher quality bonds, which were the top performers in the previous period, to lower quality bonds. Corporate and high-yield bonds rebounded as investors became more willing to take on risk, as prices became more attractive and as companies cleaned up their balance sheets in the wake of last year's accounting scandals. For a more detailed discussion of the events of the period and the performance of the fund, see the Portfolio Managers' Report, that follows this letter.

CONSOLIDATION--AND A NEW NAME
I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

Sincerely,


/s/ Joseph R. Palombo

Joseph R. Palombo
President

box:


MEET THE NEW PRESIDENT

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer and executive vice president of Columbia Management. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.

end box

box:

             O NOT FDIC INSURED O MAY LOSE VALUE O NO BANK GUARANTEE

end box

Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

PORTFOLIO MANAGERS' REPORT

A RECOVERY FOR HIGH-YIELD BOND MARKET
Colonial Intermediate High Income Fund returned 23.14% at net asset value (NAV) for the six-month period ended April 30, 2003. Although we are pleased to report such strong performance during such a challenging time in the financial markets, we note that the fund underperformed the Lipper High Current Yield Funds (Leveraged) Category average, which returned 31.71%.1 We believe the fund lagged its peer group primarily because of its emphasis on higher quality bonds during a period when lower quality bonds led the market.

The high-yield bond market bounced back strongly during the six-month period, led by utilities and information technology, two of the most volatile sectors in recent years. Several factors contributed to this strong recovery. At the beginning of the period, yields on high-yield bonds were at historically high levels compared to Treasuries. This yield differential narrowed, causing high-yield bond prices to rise. In addition, the portion of the market represented by distressed credits--those bonds valued at less than 50% of their original issue price--dropped to its lowest level since September 1999.

Under pressure from the accounting scandals of 2002, many companies focused on strengthening their balance sheets and making their accounting more transparent. The default rate continued to decline. As of April 30, 2003, the 12-month default rate was 4.6%-- its lowest rate since November 2000.2 Lending institutions began to extend credit to firms in the high-yield universe that had demonstrated solid operations, which allowed companies to continue to fund improvements and to acquire additional assets. As optimism among high yield investors grew, inflows into high-yield bonds rose by 75% compared to the same period one year ago.

AN INCREASED FOCUS ON LOWER-RATED CREDITS
During the preceding 12-month period, the fund had increased its stake in higher quality bonds in an effort to reduce potential portfolio risk.

---------
1 Lipper Inc., a widely respected data provider, calculates an average total return for mutual funds with similar investment objectives.
2 As measured by Moody's Investors Service, a bond-rating agency.



sidebar:


TOP CORPORATE ISSUERS AS OF
4/30/03 (%)

Allied Waste North
America                   1.9
-----------------------------
Huntsman                  1.6
-----------------------------
Nextel Communications     1.6
-----------------------------
CSC Holdings              1.3
-----------------------------
Premier International
Foods                     1.2
-----------------------------
J.P. Morgan Chase         1.1
-----------------------------
D.R. Horton               1.1
-----------------------------
Charter Communications    1.1
-----------------------------
Quebecor Media            1.1
-----------------------------
Pogo Producing            1.1
-----------------------------

Corporate issuers are calculated as a percentage of total investments including short-term investments. Because the fund is actively managed, there is no guarantee the fund will continue to hold securities of these issuers in the future.

TOP 5 SECTOR BREAKDOWN AS
OF 4/30/03 (%)

Amusement & Recreation   11.4
-----------------------------
Chemicals & Allied
Products                  8.9
-----------------------------
Oil & Gas Extraction      8.5
-----------------------------
Cable                     8.2
-----------------------------
Health services           7.8
-----------------------------
Sector breakdowns are calculated as a percentage of net assets. Because the fund is actively managed, there is no guarantee the fund will continue to hold securities in these sectors in the future.

6-MONTH DISTRIBUTIONS
DECLARED PER SHARE
11/1/02 - 4/30/03
                        $0.16
-----------------------------

6-MONTH TOTAL RETURNS,
ASSUMING REINVESTMENT OF
ALL DISTRIBUTIONS (%)
NAV                     23.14
-----------------------------
Market price            30.31
-----------------------------

PRICE PER SHARE ON 4/30/03
NAV                     $3.26
-----------------------------
Market price            $3.45
-----------------------------

However, as signs of the market's renewed strength began to emerge, we began to focus more aggressively on lower-rated credits that we believe offer attractive opportunity, including CCC-rated bonds--the best performing high-yield sector during the six-month period. In this regard, we increased our utilities exposure from 3.0% to 7.6%. Our additions to Williams Companies and AES in the utilities sector (1.0% and 1.2% of net assets, respectively) enabled us to participate in strong rebounds during the period.3

We also raised our wireless telecommunications exposure from 2.8% to 4.8%. In the information technology sector, we added Lucent Technology based on our conviction that its price had bottomed. We believed that negative market sentiment had unfairly penalized Lucent's valuations and investor expectations for continued industry weakness were overdone. Although our recent focus on lower-rated bonds resulted in positive performance, the timing of our shift kept us from fully participating in the sector's strong gains.

bar chart:

                   COLONIAL INTERMEDIATE HIGH INCOME FUND VS.
                         LIPPER HIGH CURRENT YIELD FUNDS
                          (LEVERAGED) CATEGORY AVERAGE
                                10/31/02-4/30/03

Colonial Intermediate High Income (NAV):  23.14

Lipper High Current Yield Funds (Leveraged) Category Average:     31.71



Past performance cannot predict future results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. High-yield investing offers the potential for high income and attractive total returns, but also involves certain risks. These include credit risks associated with lower-rated bonds, changes in interest rates, and certain risks associated with foreign investments. Investing in high-yield bonds involves greater credit risk and other risks not associated with investing in higher quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investment involve market risk, political, accounting, and currency risks not associated with domestic investments.

Lipper, Inc., a widely respected data provider, calculates an average total return for mutual funds with similar investment objectives.

Returns are computed at net asset value.
-----------
3 Holdings are disclosed as of April 30, 2003 and are subject to change.

HIGH YIELD POSITIONED TO BENEFIT FROM A STRONGER ECONOMY
Looking ahead, we plan to monitor both the direction of the economy and the continued default rate among high-yield issuers. While the timing of a recovery is still uncertain, we believe that the high-yield market has the potential to deliver solid total returns. Valuations remain favorable and stronger corporate earnings would have a positive impact on the high-yield universe.3


Sincerely,

/s/ Gregg R. Smalley                            /s/ June M. Giroux

Gregg R. Smalley                                June M. Giroux



/s/  Kevin L. Cronk                             /s/ Thomas A. LaPointe

Kevin L. Cronk                                  Thomas A. LaPointe

Gregg R. Smalley is portfolio manager of the Colonial Intermediate High Income Fund. Mr. Smalley is a Vice President of Columbia Management Advisors, Inc.

June M. Giroux, CFA, Vice President of Columbia and a member of its High Yield Portfolio Management Team, has co-managed the Fund since February, 2003. Ms. Giroux joined Columbia in September, 2000 as a senior research analyst specializing in the energy, information technology, and packaging industries, as well as in special situations. Prior to joining the advisor, Ms. Giroux was a vice president and senior high yield analyst at State Street Research & Management from March, 1996 to August, 2000.

Kevin L. Cronk, CFA, Vice President of Columbia and a member of its High Yield Portfolio Management Team, has co-managed the Fund since February, 2003. Mr. Cronk joined Columbia in August, 1999 as a senior research analyst specializing in the chemicals, healthcare and telecom industries. Prior to joining the advisor, Mr. Cronk was an investment associate in the High Yield Group at Putnam Investments from May, 1996 to July, 1999.

Thomas A. LaPointe, CFA, Vice President of Columbia and a member of its High Yield Portfolio Management Team, has co-managed the Fund since February, 2003. Mr. LaPointe joined Columbia in February, 1999 as a senior member of the Fixed Income Department's research group and has provided high yield analytical support to mutual funds investing in the metals, gaming and European telecom industries. Prior to joining the advisor, Mr. LaPointe was a convertible arbitrage analyst at the Canadian Imperial Bank of Commerce from April, 1998 to February, 1999.

Past performance is no guarantee of future investment results.

Investing in high-yield bonds involves greater credit risk and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease.

INVESTMENT PORTFOLIO

April 30, 2003 (Unaudited)

CORPORATE FIXED-INCOME
BONDS & Notes - 130.0%                     Par        Value
-----------------------------------------------------------
CONSTRUCTION - 4.1%
BUILDING CONSTRUCTION - 4.1%
Associated Materials, Inc.,
   9.750% 04/15/12                   $ 325,000  $   355,875
Atrium Companies, Inc.,
   10.500% 05/01/09                    210,000      218,400
D.R. Horton, Inc.,
   9.750% 09/15/10                     955,000    1,052,887
K. Hovnanian Enterprises, Inc.:
   8.875% 04/01/12                     170,000      178,500
   10.500% 10/01/07                    340,000      382,500
Standard Pacific Corp.,
   9.250% 04/15/12                     415,000      428,488
William Lyon Homes, Inc.,
   10.750% 04/01/13                    210,000      214,200
                                                -----------
                                                  2,830,850
                                                -----------
-----------------------------------------------------------
CONSUMER STAPLES - 0.3%
HOUSEHOLD PRODUCTS - 0.3%
Armkel LLC,
   9.500% 08/15/09                     180,000      201,600
                                                -----------
-----------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 4.0%
DEPOSITORY INSTITUTIONS - 0.9%
Sovereign Bancorp, Inc.,
   10.500% 11/15/06                    495,000      591,144
                                                -----------

FINANCIAL SERVICES - 2.4%
J.P. Morgan Chase & Co.,
   8.750% 11/15/07 (a)                 980,000    1,058,400
MDP Acquisitions PLC,
   9.625% 10/01/12 (a)                 525,000      572,250
                                                -----------
                                                  1,630,650
                                                -----------

INSURANCE AGENTS & Brokers - 0.4%
Willis Corroon Corp.,
   9.000% 02/01/09                     295,000      316,387
                                                -----------

REAL ESTATE - 0.3%
iStar Financial, Inc.,
   8.750% 08/15/08                     185,000      199,800
                                                -----------
-----------------------------------------------------------
MANUFACTURING - 41.4%
APPAREL - 0.6%
Levi Strauss & Co.,
   12.250% 12/15/12 (a)                210,000      176,400
William Carter Co.,
   10.875% 08/15/11                    225,000      249,750
                                                -----------
                                                    426,150
                                                -----------

AUTO PARTS & Equipment - 1.8%
Cummins, Inc.,
   9.500% 12/01/10 (a)                 295,000      315,650
Dana Corp.:
   9.000% 08/15/11                     210,000      227,850
   10.125% 03/15/10                    200,000      223,000


                                           PAR        VALUE
-----------------------------------------------------------
Rexnord Corp.,
   10.125% 12/15/12 (a)              $ 130,000  $   139,100
TRW Automotive, Inc.,
   11.000% 02/15/13 (a)                315,000      340,200
                                                -----------
                                                  1,245,800
                                                -----------

CHEMICALS & ALLIED PRODUCTS - 8.9%
Avecia Group PLC,
   11.000% 07/01/09                    840,000      747,600
Equistar Chemicals LP:
   10.125% 09/01/08                    215,000      225,750
   10.625% 05/01/11 (a)                225,000      236,250
FMC Corp.,
   10.250% 11/01/09                    420,000      466,200
Huntsman ICI Holdings LLC,
   (b) 12/31/09                      3,975,000    1,530,375
Koppers Industries, Inc.,
   9.875% 12/01/07                     490,000      494,900
Lyondell Chemical Co.,
   9.625% 05/01/07                     450,000      465,188
MacDermid, Inc.,
   9.125% 07/15/11                     375,000      414,375
PolyOne Corp.,
   10.625% 05/15/10 (a)                170,000      170,000
Terra Capital, Inc.,
   12.875% 10/15/08                    610,000      664,900
Texas Petrochemicals Corp.,
   11.125% 07/01/06                  1,125,000      630,000
                                                -----------
                                                  6,045,538
                                                -----------

ELECTRONIC & ELECTRICAL EQUIPMENT - 1.3%
Flextronics International Ltd.,
   9.875% 07/01/10                     600,000      669,000
Ucar Finance, Inc.,
   10.250% 02/15/12                    255,000      239,700
                                                -----------
                                                    908,700
                                                -----------

FABRICATED METAL - 0.7%
Earle M. Jorgensen Co.,
   9.750% 06/01/12                     425,000      446,250
                                                -----------

FOOD & Kindred Products - 4.8%
Constellation Brands, Inc.,
   8.125% 01/15/12                     270,000      286,200
Del Monte Corp.,
   9.250% 05/15/11                     500,000      542,500
Dole Food Co., Inc.,
   7.250% 05/01/09                     415,000      448,200
Premier International Foods PLC,
   12.000% 09/01/09                  1,000,000    1,100,000
Roundy's Inc.,
   8.875% 06/15/12                     410,000      420,250
Smithfield Foods, Inc.,
   8.000% 10/15/09                     435,000      448,050
                                                -----------
                                                  3,245,200
                                                -----------

See notes to investment portfolio.

April 30, 2003 (Unaudited)

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR        VALUE
-----------------------------------------------------------
FURNITURE & FIXTURES - 1.1%
C&A Floor Covering, Inc.,
   9.750% 02/15/10                   $ 225,000    $ 227,250
Congoleum Corp.,
   8.625% 08/01/08                     225,000      118,125
Juno Lighting, Inc.,
   11.875% 07/01/09                    295,000      318,600
Simmons Co.,
   10.250% 03/15/09                    100,000      107,500
                                                -----------
                                                    771,475
                                                -----------
MEASURING & ANALYZING INSTRUMENTS - 0.6%
Fisher Scientific International, Inc.:
   8.125% 05/01/12                     305,000      328,637
   8.125% 05/01/12 (a)                  70,000       75,425
                                                -----------
                                                    404,062
                                                -----------

MISCELLANEOUS MANUFACTURING - 7.0%
Actuant Corp.,
   13.000% 05/01/09                    351,000      410,670
AGCO Corp.,
   9.500% 05/01/08                     400,000      436,000
Applied Extrusion Technologies, Inc.,
   10.750% 07/01/11                    320,000      230,400
Ball Corp.,
   6.875% 12/15/12                     125,000      131,250
Crown European Holdings SA,
   10.875% 03/01/13 (a)                280,000      305,200
Flowserve Corp.,
   12.250% 08/15/10                    361,000      411,540
Owens-Illinois, Inc.:
   7.150% 05/15/05                     150,000      153,000
   7.500% 05/15/10                     600,000      589,500
SPX Corp.,
   7.500% 01/01/13                     250,000      268,750
Tekni-Plex, Inc.,
   12.750% 06/15/10                    915,000      878,400
Terex Corp.,
   10.375% 04/01/11                    320,000      352,000
TriMas Corp.:
   9.875% 06/15/12                     340,000      353,600
   9.875% 06/15/12 (a)                 205,000      213,200
                                                -----------
                                                  4,733,510
                                                -----------

PAPER PRODUCTS - 2.6%
Buckeye Technologies, Inc.,
   9.250% 09/15/08                     235,000      220,900
Caraustar Industries, Inc.,
   9.875% 04/01/11                     435,000      439,350
Georgia-Pacific Corp.,
   8.875% 02/01/10 (a)                 410,000      441,775
Jefferson Smurfit Corp.,
   8.250% 10/01/12                     250,000      271,875
Tembec Industries, Inc.,
   8.500% 02/01/11                     350,000      364,000
                                                -----------
                                                  1,737,900
                                                -----------


                                           PAR        VALUE
-----------------------------------------------------------
PRIMARY METAL - 1.3%
Bayou Steel Corp.,
   9.500% 05/15/08 (c)              $1,000,000  $   190,000
Kaiser Aluminum & Chemical Corp.,
   10.875% 10/15/06 (c)                780,000      491,400
WCI Steel, Inc.,
   10.000% 12/01/04 (d)                665,000      199,500
Wheeling-Pittsburgh Corp.,
   9.250% 11/15/07 (c)               2,000,000       10,000
                                                -----------
                                                    890,900
                                                -----------

PRINTING & PUBLISHING - 7.1%
Advanstar Communications, Inc.,
   12.000% 02/15/11                    500,000      425,000
American Greetings Corp.,
   11.750% 07/15/08                    255,000      290,700
Dex Media East LLC,
   12.125% 11/15/12 (a)                565,000      669,525
Hollinger, Inc.,
   11.875% 03/01/11 (a)                295,000      312,700
Moore North America Finance, Inc.,
   7.875% 01/15/11 (a)                 165,000      174,900
PriMedia, Inc.,
   8.875% 05/15/11                     560,000      596,400
Quebecor Media, Inc.,
   11.125% 07/15/11                    925,000    1,045,250
Von Hoffman Corp.,
   10.250% 03/15/09                    495,000      509,850
Yell Finance BV,
   10.750% 08/01/11                    750,000      840,000
                                                -----------
                                                  4,864,325
                                                -----------

TRANSPORTATION EQUIPMENT - 3.6%
BE Aerospace, Inc.,
   8.875% 05/01/11                     575,000      393,875
Collins & Aikman Products Co.,
   10.750% 12/31/11                    555,000      579,975
Dura Operating Corp.,
   8.625% 04/15/12                     345,000      355,350
Hexcel Corp.:
   9.750% 01/15/09                     220,000      216,700
   9.875% 10/01/08 (a)                  65,000       69,550
Lear Corp.,
   8.110% 05/15/09                     500,000      562,500
Newcor, Inc.,
   6.000% 01/01/13 (d)(e)              215,562       93,599
Sequa Corp.,
   8.875% 04/01/08                     200,000      207,000
                                                -----------
                                                  2,478,549
                                                -----------
-----------------------------------------------------------

See notes to investment portfolio.

April 30, 2003 (Unaudited)

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR        VALUE
-----------------------------------------------------------
MINING & ENERGY - 9.8%
OIL & GAS EXTRACTION - 8.5%
Benton Oil & Gas Co.,
   9.375% 11/01/07                   $ 485,000    $ 423,162
Chesapeake Energy Corp.:
   7.750% 01/15/15                     280,000      296,800
   8.125% 04/01/11                     400,000      430,000
Compton Petroleum Corp.,
   9.900% 05/15/09                     325,000      351,000
Denbury Resources, Inc.,
   7.500% 04/01/13 (a)                 165,000      168,300
El Paso Energy Partners LP,
   8.500% 06/01/10 (a)                 275,000      295,625
Encore Acquisition Co.,
   8.375% 06/15/12                     325,000      344,500
Forest Oil Corp.,
   8.000% 06/15/08                     400,000      424,000
Magnum Hunter Resources, Inc.,
   9.600% 03/15/12                     135,000      145,800
Mariner Energy, Inc.,
   10.500% 08/01/06                    395,000      396,975
Petsec Energy, Inc.,
   9.500% 06/15/07 (d)(e)            1,998,420           --
Pioneer Natural Resources Co.:
   7.500% 04/15/12                     105,000      116,025
   9.625% 04/01/10                      10,000       11,975
Pogo Producing Co.,
   8.250% 04/15/11                     965,000    1,037,375
Stone Energy Corp.,
   8.250% 12/15/11                     220,000      228,250
Trico Marine Services, Inc.,
   8.875% 05/15/12                     275,000      244,750
XTO Energy, Inc.,
   7.500% 04/15/12                     800,000      880,000
                                                -----------
                                                  5,794,537
                                                -----------

OIL & GAS FIELD SERVICES - 1.3%
Frontier Escrow Corp.,
   8.000% 04/15/13 (a)                  85,000       87,550
Newpark Resources, Inc.,
   8.625% 12/15/07                     290,000      290,000
Premcor Refining Group, Inc.:
   9.250% 02/01/10 (a)                 155,000      170,500
   9.500% 02/01/13 (a)                 200,000      222,000
Tesoro Petroleum Corp.,
   8.000% 04/15/08 (a)                 105,000      108,150
                                                -----------
                                                    878,200
                                                -----------
-----------------------------------------------------------
RETAIL TRADE - 3.6%
APPAREL & Accessory Stores - 0.6%
Gap, Inc.,
   8.800% 12/15/08                     285,000      337,725
Saks, Inc.,
   8.250% 11/15/08                     105,000      113,400
                                                -----------
                                                    451,125
                                                -----------

                                           PAR        VALUE
-----------------------------------------------------------
FOOD STORES - 0.5%
Winn-Dixie Stores, Inc.,
   8.875% 04/01/08                   $ 310,000  $   333,250
                                                -----------

MISCELLANEOUS RETAIL - 2.0%
Hollywood Entertainment Corp.,
   9.625% 03/15/11                     350,000      376,250
JC Penney Co., Inc.,
   8.000% 03/01/10                     415,000      437,825
Rite Aid Corp.:
   7.125% 01/15/07                     300,000      291,000
   8.125% 05/01/10 (a)                 250,000      255,625
                                                -----------
                                                  1,360,700
                                                -----------

RESTAURANTS - 0.5%
Yum! Brands, Inc.,
   7.700% 07/01/12                     305,000      337,025
                                                -----------
-----------------------------------------------------------
SERVICES - 22.9%
AMUSEMENT & RECREATION - 11.4%
Ameristar Casinos, Inc.,
   10.750% 02/15/09                    400,000      448,000
Argosy Gaming Co.,
   10.750% 06/01/09                    335,000      369,337
Boyd Gaming Corp.,
   7.750% 12/15/12 (a)                 125,000      135,000
Circus-Circus & Eldorado/Silver Legacy,
   10.125% 03/01/12                    455,000      437,937
Coast Hotels & Casinos, Inc.,
   9.500% 04/01/09                     500,000      537,500
Hollywood Casino Corp.,
   11.250% 05/01/07                    400,000      428,000
Hollywood Casino Shreveport,
   13.000% 08/01/06                    670,000      522,600
Hollywood Park, Inc.,
   9.500% 08/01/07                   1,000,000      980,000
Majestic Investor Holdings,
   11.653% 11/30/07                    225,000      222,750
Mohegan Tribal Gaming Authority,
   8.000% 04/01/12                     500,000      530,000
Park Place Entertainment Corp.,
   9.375% 02/15/07                     435,000      471,975
Penn National Gaming, Inc.,
   11.125% 03/01/08                    665,000      731,500
Regal Cinemas, Inc.,
   9.375% 02/01/12                     600,000      660,000
Six Flags, Inc.,
   9.500% 02/01/09                     745,000      764,556
Town Sports International, Inc.,
   9.625% 04/15/11 (a)                 170,000      177,650
Venetian Casino Resort LLC,
   11.000% 06/15/10                    325,000      356,688
                                                -----------
                                                  7,773,493
                                                -----------

AUTO EQUIPMENT & RENTAL SERVICES - 0.4%
United Rentals, Inc.,
   10.750% 04/15/08                    255,000      274,763
                                                -----------

See notes to investment portfolio.

April 30, 2003 (Unaudited)

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR        VALUE
-----------------------------------------------------------
BUSINESS SERVICES - 0.3%
Iron Mountain, Inc.,
   7.750% 01/15/15                   $ 190,000  $   202,350
                                                -----------

FUNERAL SERVICES - 1.5%
Service Corp. International,
   7.700% 04/15/09                     600,000      606,000
Stewart Enterprises, Inc.,
   10.750% 07/01/08                    400,000      446,000
                                                -----------
                                                  1,052,000
                                                -----------

HEALTH SERVICES - 7.8%
AmerisourceBergen Corp.:
   7.250% 11/15/12 (a)                 215,000      231,125
   8.125% 09/01/08                     405,000      443,475
Coventry Health Care, Inc.,
   8.125% 02/15/12                     525,000      567,000
HCA, Inc.,
   8.750% 09/01/10                     670,000      786,439
IASIS Healthcare Corp.,
   13.000% 10/15/09                    305,000      340,075
InSight Health Services Corp.,
   9.875% 11/01/11                     340,000      312,800
Magellan Health Services, Inc.:
   9.000% 02/15/08 (d)                 670,000      179,225
   9.375% 11/15/07 (a)(d)              385,000      330,138
MedQuest Inc.,
   11.875% 08/15/12                    500,000      462,500
PacifiCare Health Systems, Inc.,
   10.750% 06/01/09                    500,000      551,250
Radiologix, Inc.,
   10.500% 12/15/08                     95,000       82,175
Res-Care, Inc.,
   10.625% 11/15/08                    170,000      154,700
Tenet Healthcare Corp.,
   6.375% 12/01/11                     450,000      423,000
United Surgical Partners
   International, Inc.,
   10.000% 12/15/11                    400,000      424,000
                                                -----------
                                                  5,287,902
                                                -----------

HOTELS, CAMPS & LODGING - 1.5%
Host Marriott LP,
   9.500% 01/15/07                     340,000      357,000
Starwood Hotels & Resorts Worldwide, Inc.,
   7.875% 05/01/12                     625,000      650,000
                                                -----------
                                                  1,007,000
                                                -----------
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 42.5%
AEROSPACE - 2.0%
L-3 Communications Corp.,
   7.625% 06/15/12                     450,000      496,125
TransDigm, Inc.,
   10.375% 12/01/08                    850,000      901,000
                                                -----------
                                                  1,397,125
                                                -----------


                                           PAR        VALUE
-----------------------------------------------------------
AIR TRANSPORTATION - 1.1%
Northwest Airlines, Inc.,
   9.875% 03/15/07                  $  615,000  $   369,000
U.S. Airways, Inc.,
   10.375% 03/01/13                  1,600,000      400,000
                                                -----------
                                                    769,000
                                                -----------

BROADCASTING - 3.8%
CanWest Media, Inc.,
   10.625% 05/15/11                    585,000      665,437
Clear Channel Communications,
   8.000% 11/01/08                     130,000      148,200
Corus Entertainment, Inc.,
   8.750% 03/01/12                     200,000      212,000
Emmis Communications Corp.,
   (f) 03/15/11
   (12.500% 03/15/06)                  561,000      493,680
TV Azteca SA de CV,
   10.500% 02/15/07                    745,000      707,750
XM Satellite Radio Holdings, Inc.,
   (f) 12/31/09
   (14.000% 12/31/05)                  474,415      336,835
                                                -----------
                                                  2,563,902
                                                -----------

CABLE - 6.7%
British Sky Broadcasting Group PLC,
   8.200% 07/15/09                     190,000      217,998
Charter Communications Holdings LLC:
   (f) 04/01/11
   (9.920% 04/01/04)                 1,435,000      832,300
   10.000% 04/01/09                    325,000      216,125
Comcast UK Cable Partners Ltd.,
   11.200% 11/15/07                    750,000      626,250
CSC Holdings, Inc.,
   7.625% 04/01/11                     300,000      315,750
DirecTV Holdings LLC,
   8.375% 03/15/13 (a)                 300,000      333,750
EchoStar DBS Corp.,
   9.125% 01/15/09                     435,000      487,200
Insight Communications Co., Inc.,
   (f) 02/15/11
   (12.250% 02/15/06)                  620,000      478,950
Insight Midwest LP,
   9.750% 10/01/09 (a)                 335,000      359,706
Northland Cable Television, Inc.,
   10.250% 11/15/07                    740,000      673,400
Ono Finance PLC,
   (b) 03/16/11                            175            2
                                                -----------
                                                  4,541,431
                                                -----------

COMMUNICATION SERVICES - 1.4%
Crown Castle International Corp.:
   (f) 05/15/11
   (10.375% 05/15/04)                  250,000      223,125
   10.750% 08/01/11                    350,000      360,500
SBA Communications Corp.,
   10.250% 02/01/09                    440,000      378,400
                                                -----------
                                                    962,025
                                                -----------


See notes to investment portfolio.

April 30, 2003 (Unaudited)

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR        VALUE
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES (CONTINUED)
ELECTRIC, GAS & SANITARY SERVICES - 4.6%
Allied Waste North America, Inc.:
   8.500% 12/01/08                  $  475,000  $   509,437
   10.000% 08/01/09                  1,215,000    1,301,569
CMS Energy Corp.,
   8.900% 07/15/08                     415,000      415,000
HydroChem Industrial Services, Inc.,
   10.375% 08/01/07                    750,000      562,500
Mirant Americas Generation, Inc.,
   8.300% 05/01/11                     460,000      340,400
                                                -----------
                                                  3,128,906
                                                -----------

ELECTRIC SERVICES - 6.2%
AES Corp.,
   9.500% 06/01/09                     855,000      846,450
Beaver Valley Funding Corp.,
   9.000% 06/01/17                     355,000      407,281
Caithness Coso Funding Corp.,
   9.050% 12/15/09                     556,889      579,164
Calpine Corp.,
   8.500% 02/15/11                     975,000      711,750
Edison Mission Energy,
   9.875% 04/15/11                     300,000      271,500
Nevada Power Co.,
   10.875% 10/15/09 (a)                260,000      275,600
Orion Power Holdings, Inc.,
   12.000% 05/01/10                    150,000      162,750
PSE&G Energy Holdings, Inc.,
   8.625% 02/15/08                     395,000      422,650
TECO Energy, Inc.,
   10.500% 12/01/07                    210,000      233,100
Western Resources, Inc.,
   7.875% 05/01/07                     275,000      305,938
                                                -----------
                                                  4,216,183
                                                -----------

MOTOR FREIGHT & WAREHOUSING - 0.4%
QDI LLC:
   12.000% 06/15/09 (a)                158,974       23,647
   12.500% 06/15/08 (a)                668,000      266,365
                                                -----------
                                                    290,012
                                                -----------

PIPELINES - 2.8%
Coastal Corp.,
   7.750% 06/15/10                     545,000      479,600
Dynegy Holdings, Inc.,
   8.750% 02/15/12                     300,000      283,500
Northwest Pipeline Corp.,
   8.125% 03/01/10 (a)                 130,000      142,217
Sonat, Inc.,
   7.625% 07/15/11                     215,000      184,900
Southern Natural Gas Co.,
   8.875% 03/15/10 (a)                 125,000      140,000
Williams Companies, Inc.,
   8.125% 03/15/12 (a)                 665,000      658,350
                                                -----------
                                                  1,888,567
                                                -----------


                                           PAR        VALUE
-----------------------------------------------------------
POLLUTION CONTROL - 0.4%
EnviroSource, Inc.,
   14.000% 12/15/08                  $ 273,663  $   246,297
                                                -----------

RADIOTELEPHONE COMMUNICATIONS - 4.3%
AirGate PCS, Inc.,
   (f) 10/01/09
   (13.500% 10/01/04)                  399,000      103,740
AT&T Wireless Services, Inc.,
   7.875% 03/01/11                     215,000      246,521
Nextel Communications, Inc.,
   9.375% 11/15/09                   1,310,000    1,414,800
Nextel Partners, Inc.,
   11.000% 03/15/10                    290,000      307,400
Rogers Cantel, Inc.,
   9.750% 06/01/16                     635,000      679,450
US Unwired, Inc.,
   (f) 11/01/09
   (13.375%  11/01/04)                 800,000      168,000
                                                -----------
                                                  2,919,911
                                                -----------

RAILROAD - 0.9%
Kansas City Southern Railway Co.,
   7.500% 06/15/09                     215,000      222,525
TFM SA de CV,
   12.500% 06/15/12                    380,000      399,000
                                                -----------
                                                    621,525
                                                -----------

TELECOMMUNICATIONS - 6.2%
Amkor Technology, Inc.,
   9.250% 02/15/08                     285,000      304,237
Carrier1 International SA,
   13.250% 02/15/09 (c)                750,000       22,500
Colt Telecom Group PLC,
   12.000% 12/15/06                     95,000       84,550
Fairpoint Communications, Inc.,
   11.875% 03/01/10 (a)                175,000      194,250
Horizon PCS, Inc.,
   13.750% 06/15/11                    415,000       45,650
Level 3 Communications, Inc.,
   (f) 12/01/08
   (10.500% 12/01/03)                  625,000      462,500
Lucent Technologies, Inc.:
   6.450% 03/15/29                     335,000      249,575
   7.250% 07/15/06                     235,000      223,250
Nortel Networks Ltd.,
   6.125% 02/15/06                     510,000      494,700
Qwest Corp.:
   8.875% 03/15/12 (a)                 425,000      467,500
   13.500% 12/15/10 (a)                385,000      428,313
RCN Corp.,
   11.125% 10/15/07                    750,000      255,000
Time Warner Telecom, Inc.:
   9.750% 07/15/08                     470,000      394,800
   10.125% 02/01/11                    405,000      340,200
Vivendi Universal,
   9.250% 04/15/10 (a)                 250,000      280,445
                                                -----------
                                                  4,247,470
                                                -----------

See notes to investment portfolio.

April 30, 2003 (Unaudited)

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)                  PAR        VALUE
-----------------------------------------------------------
TRANSPORTATION SERVICES - 1.7%
Allied Holdings, Inc.,
   8.625% 10/01/07                   $ 190,000  $   142,500
Petroleum Helicopters, Inc.,
   9.375% 05/01/09                     530,000      580,350
Stena AB,
   9.625% 12/01/12                     255,000      280,500
Teekay Shipping Corp.,
   8.875% 07/15/11                     150,000      160,500
                                                -----------
                                                  1,163,850
                                                -----------
-----------------------------------------------------------
WHOLESALE TRADE- 1.4%
DURABLE GOODS - 1.4%
Playtex Products
   9.375% 06/01/11                     380,000      421,800
Steinway Musical Instruments, Inc.,
   8.750% 04/15/11                     550,000      544,500
                                                -----------
                                                    966,300
                                                -----------

TOTAL CORPORATE FIXED-INCOME
   BONDS & NOTES
    (cost of $96,601,837)                        88,643,639
                                                -----------

PREFERRED STOCKS - 2.3%                 SHARES
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 2.3%
BROADCASTING - 0.5%
Sinclair Capital,
   11.625%                               3,250      351,000
                                                -----------

CABLE - 1.3%
CSC Holdings, Inc.:
   11.125%                                 349       36,471
   11.750%                               7,979      835,800
                                                -----------
                                                    872,271
                                                -----------

COMMUNICATION SERVICES - 0.4%
Dobson Communications Corp.,
   12.250% PIK                             324      275,400
                                                -----------

POLLUTION CONTROL - 0.1%
EnviroSource, Inc.,
   7.250%                                  929       43,009
                                                -----------

TELECOMMUNICATIONS - 0.0%
XO Communications, Inc.:
   13.500% PIK (d)                         788            1
   14.000% (d)                          28,530          286
                                                -----------
                                                        287
                                                -----------

TOTAL PREFERRED STOCKS
    (cost of $3,763,287)                          1,541,967
                                                -----------

CONVERTIBLE BONDS - 0.6%                   PAR        VALUE
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.6%
Telecommunications - 0.6%
Amkor Technology, Inc.,
   5.750% 06/01/06                   $ 270,000  $   238,040
Colt Telecom Group PLC,
   2.000% 03/29/06 (a)                 265,000      207,408
                                                -----------

TOTAL CONVERTIBLE BONDS
   (cost of $400,665)                               445,448
                                                -----------

WARRANTS - 0.3% (g)                      UNITS
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.3%
BROADCASTING - 0.3%
XM Satellite Radio Holdings, Inc.:
   Expires 12/31/09                        330      202,950
   Expires 03/15/10 (a)                    600           60
                                                -----------
                                                    203,010
                                                -----------

CABLE - 0.0%
Cable Satisfaction International, Inc.,
   Expires 03/01/05                        970           10
Ono Finance PLC,
   Expires 05/31/09 (a)                    750            2
                                                -----------
                                                         12
                                                -----------

COMMUNICATION SERVICES - 0.0%
UbiquiTel, Inc.,
   Expires 04/15/10 (a)                    525          131
                                                -----------

MOTOR FREIGHT & WAREHOUSING - 0.0%
QDI LLC,
   Expires 01/15/07 (a)(h)               2,041           --
                                                -----------

TELECOMMUNICATIONS - 0.0%
AT&T Canada, Inc.,
   Expires 08/15/07 (a)(e)                 250           --
Carrier1 International SA,
   Expires 02/19/09 (a)(c)                 347            3
Horizon PCS, Inc.,
   Expires 10/01/10 (a)                    665            1
Jazztel PLC,
   Expires 07/15/10 (a)(h)                 350           --
                                                -----------
                                                          4
                                                -----------

TOTAL WARRANTS
   (cost of $174,924)                               203,157
                                                -----------

See notes to investment portfolio.

April 30, 2003 (Unaudited)

COMMON STOCKS - 0.3% (g)                SHARES        VALUE
-----------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.3%
CABLE - 0.2%
NTL, Inc.                                5,942  $   101,014
                                                -----------

POLLUTION CONTROL - 0.0%
EnviroSource, Inc.                       8,000        1,840
Fairlane Management Corp. (e)            8,000           --
                                                -----------
                                                      1,840
                                                -----------

RADIOTELEPHONE COMMUNICATIONS - 0.1%
Nextel Communications, Inc., Class A     6,196       91,639
                                                -----------

TOTAL COMMON STOCKS
   (cost of $1,197,188)                             194,493
                                                -----------

SHORT-TERM OBLIGATION - 4.2%               PAR
-----------------------------------------------------------
Federal National Mortgage Association,
   1.250% 05/01/03 (i)
   (cost of $2,900,000)             $2,900,000    2,900,000
                                                -----------

 TOTAL INVESTMENTS - 137.7%
   (cost of $105,037,901) (j)                    93,928,704
                                                -----------

OTHER ASSETS & LIABILITIES, NET - (37.7)%       (25,720,264)
-----------------------------------------------------------
NET ASSETS - 100.0%                             $68,208,440
                                                ===========

NOTES TO INVESTMENT PORTFOLIO:
-----------------------------------------------------------
(a) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2003, the value of these securities amounted to $11,229,936 or 16.5% of net assets.
(b) Zero coupon bond.
(c) As of April 30, 2003, the Fund held securities of certain issuers that have filed for bankruptcy protection under Chapter 11 representing 1.0% of net assets. These issuers are in default of certain debt covenants. Income is not being accrued.
(d) This issuer is in default of certain debt covenants. Income is not being accrued.
(e) Represents fair value as determined in good faith under the direction of the Board of Trustees.
(f) Stepped coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
(g) Non-income producing.
(h) Amount rounds to less than $1.
(i) Rate represents yield at date of purchase.
(j) Cost for federal income tax purposes is $104,942,794.

            ACRONYM                       NAME
-----------------------------------------------------
              PIK                    Payment-In-Kind

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003 (Unaudited)


ASSETS:
Investments, at cost                           $105,037,901
                                               ------------
Investments, at value                          $ 93,928,704
Cash                                                188,500
Receivable for:
   Investments sold                                 461,995
   Interest                                       2,350,088
Deferred Trustees' compensation plan                  4,928
                                               ------------
      Total Assets                               96,934,215
                                               ------------

LIABILITIES:
Payable for:
   Interest                                         545,630
   Investments purchased                          2,032,482
   Distributions                                    564,564
   Management fee                                    33,055
Deferred Trustees' fee                                4,928
Other liabilities                                    45,116
Notes payable - short-term                       15,800,000
Notes payable - long-term                         9,700,000
                                               ------------
      Total Liabilities                          28,725,775
                                               ------------
NET ASSETS                                     $ 68,208,440
                                               ============

COMPOSITION OF NET ASSETS:
Paid-in capital                                $143,580,648
Overdistributed net investment income              (880,623)
Accumulated net realized loss                   (63,382,381)
Net unrealized depreciation on:
   Investments                                  (11,109,197)
   Foreign currency translations                         (7)
                                               ============
NET ASSETS                                     $ 68,208,440
                                               ============

Shares outstanding                               20,909,792
                                               ------------
Net asset value per share                      $       3.26
                                               ============

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
Interest                                       $  3,968,808
Dividends                                           112,172
                                               ------------
   Total Investment Income
      (net of foreign taxes withheld of $1,484)  4,080,980
                                               ------------

EXPENSES:
Management fee                                      293,082
Pricing and bookkeeping fees                         20,925
Trustees' fee                                         3,691
Custody fee                                           4,487
Other expenses                                       69,611
                                               ------------
   Total Operating Expenses                         391,796
Custody earnings credit                                (555)
                                               ------------
   Net Operating Expenses                           391,241
Interest expense                                    790,077
                                               ------------
   Net Expenses                                   1,181,318
                                               ------------
Net Investment Income                             2,899,662
                                               ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on:
   Investments                                   (1,597,841)
   Foreign currency transactions                       (139)
                                               ------------
      Net realized loss                          (1,597,980)
                                               ------------
Net change in unrealized appreciation/
   depreciation on:
   Investments                                   11,882,086
   Foreign currency translations                         (7)
                                               ------------
      Net change in unrealized
        appreciation/depreciation                11,882,079
                                               ------------
Net Gain                                         10,284,099
                                               ------------

Net Increase in Net Assets from Operations     $ 13,183,761
                                               ============


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              (UNAUDITED)
                                                                                              SIX MONTHS            YEAR
                                                                                                 ENDED              ENDED
                                                                                               APRIL 30,         OCTOBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                               2003               2002
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                                         $  2,899,662       $  7,866,298
Net realized loss on investments and foreign currency transactions                              (1,597,980)       (23,413,598)
Net change in unrealized appreciation/depreciation on investments
   and foreign currency translations                                                            11,882,079          8,437,250
                                                                                              ------------       ------------
Net Increase (Decrease) from Operations                                                         13,183,761         (7,110,050)
                                                                                              ------------       ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                      (3,379,224)        (7,465,282)
Return of capital                                                                                       --           (297,562)
                                                                                              ------------       ------------
Total Distributions Declared to Shareholders                                                    (3,379,224)        (7,762,844)
                                                                                              ------------       ------------

SHARE TRANSACTIONS:
Distributions reinvested                                                                           269,653            653,667
                                                                                              ------------       ------------
Total Increase (Decrease) in Net Assets                                                         10,074,190        (14,219,227)

NET ASSETS:
Beginning of period                                                                             58,134,250         72,353,477
                                                                                              ------------       ------------
End of period (including overdistributed net investment income
   of $(880,623) and $(401,061), respectively)                                                $ 68,208,440       $ 58,134,250
                                                                                              ============       ============

CHANGES IN SHARES:
Issued for distributions reinvested                                                                 87,372            184,393
                                                                                              ============       ============

See notes to financial statements.

STATEMENT OF CASH FLOWS

For the Six Months Ended April 30, 2003 (Unaudited)

INCREASE (DECREASE) IN CASH
-------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net investment income                                             $  2,899,662
Adjustments to reconcile net investment income
to net cash provided by operating activities:
   Purchase of investment securities                               (36,191,496)
   Proceeds from disposition of investment securities               35,319,462
   Purchase of short-term investments, net                          (1,420,969)
   Net realized loss due to foreign currency transactions                 (139)
   Decrease in interest receivable                                      51,785
   Increase in receivable for investments sold                        (144,620)
   Increase in payable for investments purchased                     1,598,857
   Decrease in accrued expenses and other liabilities                   (7,022)
   Net amortization/accretion of income                                151,468
                                                                  ------------
Net cash provided by operating activities                            2,256,988
                                                                  ------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Increase in notes payable                                         1,000,000
   Decrease in interest payable                                        (12,854)
   Distributions paid in cash                                       (3,107,212)
                                                                  ------------
Net cash used by financing activities                               (2,120,066)
                                                                  ------------
Net increase in cash                                                   136,922

CASH:
Beginning of period                                                     51,578
                                                                  ------------
End of period                                                     $    188,500
                                                                  ============

Supplemental disclosure of cash flow information:

Non-cash financing activities not included herein consist of reinvestment of distributions of $269,653.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION:
Colonial Intermediate High Income Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment goal is to seek high current income and total return by investing primarily in high yield fixed income securities in lower-rated categories. The Fund is authorized to issue an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

STATEMENT OF CASH FLOWS:
Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at April 30, 2003.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

FOREIGN CURRENCY TRANSACTIONS:
Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:
The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities.

April 30, 2003 (Unaudited)

While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:
Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of October 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

            YEAR OF                    CAPITAL LOSS
          EXPIRATION                   CARRYFORWARD
       -----------------          -----------------------
             2003                       $ 2,102,577
             2007                         3,282,077
             2008                        10,437,671
             2009                        22,694,029
             2010                        23,203,433
                                        -----------
                                        $61,719,787
                                        ===========

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE:
Columbia Management Advisors, Inc. ("Columbia") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a fee to be paid monthly at the annual rate of 0.65% of the average weekly net assets of the Fund.

In addition, the Fund shall pay Columbia monthly a fee equal to 20% of the Fund's monthly "leverage income" (as that term is defined in the management contract); provided, however, if the Fund's monthly leverage income is less than zero then Columbia shall pay the Fund 20% of the Fund's monthly leverage income. For the six months ended April 30, 2003, the fee paid to Columbia under this agreement amounted to $90,906, which represents 0.29% annually of the Fund's average daily net assets.

On April 1, 2003, Colonial Management Associates, Inc. ("Colonial"), the previous advisor to the Fund merged into Columbia. At the time of the merger, Columbia assumed the obligations of Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund to Columbia.

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average net assets are more than $50 million, a monthly fee equal to the average net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended April 30, 2003, the annualized net asset based fee rate was 0.041%. The Fund also pays out-of-pocket costs for pricing services.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $555 of custody fees were reduced by balance credits for the six months ended April 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

April 30, 2003 (Unaudited)

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY:
For the six months ended April 30, 2003, purchases and sales of investments, other than short-term obligations, were $36,191,496 and $35,319,462, respectively.

Unrealized appreciation (depreciation) at April 30, 2003, based on cost of investments for federal income tax purposes, was:

      Gross unrealized appreciation            $  5,791,410
      Gross unrealized depreciation             (16,805,500)
                                               ------------
           Net unrealized depreciation         $(11,014,090)
                                               ============

OTHER:
Investing in high-yield securities involves greater credit risk and other risks not associated with investing in higher-quality securities.

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LOAN AGREEMENT
At April 30, 2003, the Fund had two term loans and a revolving loan outstanding with Bank of America NA, totaling $25,500,000. These loans are comprised of a $13,700,000 term loan which bears interest at 7.74% per annum, due June 12, 2003, a $2,100,000 term loan which bears interest at 4.75% per annum, due June 12, 2003 and a $9,700,000 revolving loan which bears interest at 4.37% per annum, due June 13, 2004. The average daily loan balance was $25,234,807 at a weighted average interest rate of 6.21%. The Fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                    (UNAUDITED)
                                                    SIX MONTHS
                                                       ENDED                           YEAR ENDED OCTOBER 31,
                                                     APRIL 30,    --------------------------------------------------------------
                                                         2003          2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    2.79    $    3.51     $   4.83     $   5.97     $   6.20      $   7.27
                                                     --------     ---------     --------     --------     --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     0.14(a)      0.38(a)(b)   0.51(a)     0.67          0.70          0.70
Net realized and unrealized gain (loss) on
   investments and foreign currency                       0.49        (0.73)(b)    (1.26)       (1.10)       (0.23)        (1.08)
                                                     --------     ---------     --------     --------     --------      --------
      Total from Investment Operations                    0.63        (0.35)       (0.75)       (0.43)        0.47         (0.38)
                                                     --------     ---------     --------     --------     --------      --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                               (0.16)       (0.36)       (0.55)       (0.69)       (0.70)        (0.69)
In excess of net investment income                          --           --           --        (0.02)          --            --
Return of capital                                           --        (0.01)       (0.02)          --           --            --
                                                     ---------    ---------     --------     --------     --------      --------
      Total Distributions Declared to Shareholders       (0.16)       (0.37)       (0.57)       (0.71)       (0.70)        (0.69)
                                                     =========    =========     ========     ========     ========      ========
NET ASSET VALUE, END OF PERIOD                       $    3.26    $    2.79     $   3.51     $   4.83     $   5.97      $   6.20
                                                     =========    =========     ========     ========     ========      ========
Market price per share                               $    3.45    $    2.79     $   3.49     $   4.63     $   5.63      $   6.81
                                                     =========    =========     ========     ========     ========      ========
Total return-- based on market value (c)                 30.31%(d)   (10.43)%     (14.26)%      (6.12)%      (7.89)%       (0.74)%
                                                     =========    =========     ========     ========     ========      ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (e)                                    1.26%(f)     1.25%        1.31%        0.92%        0.89%         0.88%
Interest and amortization of deferred
   debt issuance expenses                                 2.54%(f)     2.73%        2.98%        2.79%        2.48%         2.11%
Total expenses (e)                                        3.80%(f)     3.98%        4.29%        3.71%        3.37%         2.99%
Net investment income (e)                                 9.32%(f)    11.38%(b)    11.96%       11.88%       10.82%         9.70%
Portfolio turnover rate                                     43%(d)       54%          52%          42%          44%           69%
Net assets, end of period (000's)                    $  68,208    $  58,134     $ 72,353     $ 98,333    $ 121,018      $124,480


(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective November 1, 2001, the Fund adopted the provisions of the AICPA
    Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended October 31, 2002, was to increase net investment income per share by $0.02, increase net realized and unrealized loss per share by $0.02 and increase ratio of net investment income to average net assets from 10.92% to 11.38%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
(c) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(d) Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Annualized.


Selected data for a share outstanding throughout each period is as follows:

                                                                                         YEAR ENDED OCTOBER 31,
                                                                  --------------------------------------------------------------
                                                                       1997         1996         1995         1994         1993
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                              $    6.89     $   6.62    $    6.28    $    6.92       $  6.43
                                                                  ---------     --------    ---------    ---------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                  0.70         0.70         0.70         0.69          0.71
Net realized and unrealized gain (loss) on investments
   and foreign currency                                                0.38         0.26         0.34        (0.58)         0.50
                                                                  ---------     --------    ---------    ---------       -------
      Total from Investment Operations                                 1.08         0.96         1.04         0.11          1.21
                                                                  ---------     --------    ---------    ---------       -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                            (0.70)       (0.69)       (0.70)       (0.75)        (0.72)
                                                                  ---------     --------    ---------    ---------       -------
NET ASSET VALUE, END OF PERIOD                                    $    7.27     $   6.89    $    6.62    $    6.28       $  6.92
                                                                  =========     ========    =========    =========       =======
Market price per share                                            $    7.56     $   7.13    $    6.88    $    5.75       $  6.63
                                                                  =========     ========    =========    =========       =======
Total return-- based on market value (a)                              16.97%       14.62%       33.00%       (2.80)%       17.89%
                                                                  =========     ========    =========    =========       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (b)                                                 0.89%        0.98%        0.95%        0.97%         1.00%
Interest and amortization of deferred
   debt issuance expenses                                              1.96%        2.07%        1.94%        1.91%         2.66%
Total expenses (b)                                                     2.85%        3.05%        2.89%        2.88%         3.66%
Net investment income (b)                                              9.63%       10.11%       10.76%       10.40%        10.62%
Portfolio turnover rate                                                  92%          92%          92%         160%          135%
Net assets, end of period (000's)                                 $ 107,774     $ 99,925    $  93,984    $  87,519      $ 95,164


(a) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(b) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%, except for the year ended 1997 which had a 0.01% impact.

                   LOAN AGREEMENT ASSET COVERAGE REQUIREMENTS

                                                                          ASSET COVERAGE
                                        TOTAL AMOUNT                       PER $1,000 OF
                DATE                     OUTSTANDING                       INDEBTEDNESS
              ---------                  -----------                       ------------
               04/30/03*                 $25,500,000                           $3,675
               10/31/02                   24,500,000                            3,373
               10/31/01                   30,500,000                            3,372
               10/31/00                   47,300,000                            3,079
               10/31/99                   47,300,000                            3,558
               10/31/98                   47,300,000                            3,632
               10/31/97                   27,400,000                            4,933
               10/31/96                   27,400,000                            4,647
               10/31/95                   27,400,000                            4,430
               10/31/94                   27,400,000                            4,194
               10/31/93                   27,400,000                            4,473
               * Unaudited

RESULTS OF ANNUAL MEETING OF SHAREHOLDERS

On May 21, 2003, the Annual Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the following Item listed on the Fund's Proxy Statement for said Meeting. On February 28, 2003, the record date for the Meeting, the Fund had 20,867,809 shares outstanding. The votes cast were as follows:

    PROPOSAL 1.
    ELECTION OF TRUSTEES:                    FOR                WITHHELD
    ---------------------                ----------             --------
    Douglas A. Hacker                    18,228,140             433,268
    Janet Langford Kelly                 18,250,790             410,618
    John J. Neuhauser                    18,250,534             410,874
    Joseph R. Palombo                    18,235,184             426,224

Mr. Hacker, Ms. Kelly, Mr. Neuhauser and Mr. Palombo were elected as Trustees of the Fund. Each will serve for three years or until a successor is elected.


The Board of Trustees is divided into the following three classes, each with a term expiring in the indicated year:

                2004               2005               2006
                ----               ----               ----
           Mr. Macera*        Mr. Lowry          Mr. Hacker
           Mr. Stitzel        Mr. Mayer          Ms. Kelly
           Mr. Theobald       Mr. Nelson         Mr. Neuhauser
           Ms. Verville                          Mr. Palombo

*Effective June 18, 2003, Mr. Macera is retiring from the Board of Trustees.

graphic: Transfer Agent

--------------------------------------------------------------------------------
Important Information About This Report
The Transfer Agent for Colonial Intermediate High Income Fund is:

PFPC,
P.O. Box 8030
Boston, MA 02266-8030
1-800-331-1710

The fund mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-345-6611. In addition, representatives at that number can provide shareholders information about the fund.

Financial advisors who want additional information about the fund may speak to a representative at 800-426-3750.

SEMIANNUAL REPORT
Colonial Intermediate High Income Fund

COLONIAL INTERMEDIATE HIGH INCOME FUND    Semiannual Report

                                                110-03/985N-0503 (06/03) 03/1556

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of June 20, 2003, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Colonial Intermediate High Income Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    June 20, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    June 20, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    June 20, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.